Financial Instruments	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Financial Instruments
4.	Financial Instruments

a)	Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash - The fair value of the Partnership’s cash and cash equivalents and restricted cash approximate their carrying amounts reported in the accompanying consolidated balance sheets.

Vessels and equipment – The estimated fair value of the Partnership’s vessels and equipment is determined based on discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Contingent consideration liabilities

In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel Offshore Holding AS (or Logitel), a Norway-based company focused on the high-end floating accommodation market, from Cefront Technology AS (or Cefront) for $4 million, which was paid in cash at closing, plus a potential additional amount of up to $27.6 million, depending upon certain performance criteria, which is payable from early-2015 to early-2018 (see note 18b).

The Partnership will owe an additional amount of up to $27.6 million if there are no yard cost overruns, and no charterer late delivery penalties; the two unfixed floating accommodation units (or FAUs) under construction are chartered above specified daily rates; and no material defects from construction are identified up until one year after the delivery of each FAU. To the extent such events occur, the potential additional amount of $27.6 million will be reduced in accordance with the terms of the purchase agreement. The estimated fair value of the contingent consideration liability of $27.6 million is the amount the Partnership expects to pay to Cefront discounted to its present value using a weighted average cost of capital rate of 10%. As of December 31, 2014, the amount of the expected payments for each FAU was based upon the construction status for each FAU, the state of the charter market for FAUs, the expectation of potential material defects and to a lesser extent, the timing of delivery of each FAU. An increase (decrease) in the Partnership’s estimates of yard cost overruns, charterer late delivery penalties, material defects and the discount rate, as well as a decrease (increase) in the Partnership’s estimates of day rates at which it expects to charter the two unchartered FAUs, will decrease (increase) the estimated fair value of the contingent consideration liability.

Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the year-ended December 31, 2014 is as follows:

Year ended December 31, 2014 $
Balance at beginning of period	—
Acquisition of Logitel	(21,170)
Unrealized gain included in Other income – net	(278)

Balance at end of period	(21,448)

On October 1, 2011, the Partnership acquired from Teekay Corporation a newbuilding shuttle tanker, the Scott Spirit, for $116.0 million. The purchase price was subject to an adjustment of up to an additional $12 million based upon incremental shuttle tanker revenues above projections used for the sales price valuation generated during the two years following the acquisition. The fair value of the liability was the estimated amount that the Partnership would pay Teekay Corporation on September 30, 2012 and 2013, taking into account the Partnership’s secured contracts, new projects, and forecasted revenues for the vessel. The estimated amount was the present value of the remaining future cash flows.

Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of the Scott Spirit, which was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2013 and 2012 are as follows:

	Year Ended
	December 31, 2013	December 31, 2012
	$	$
Balance at beginning of period	(5,681)	(10,894)
Settlement of liability	6,000	5,870
Unrealized loss included in Other income – net	(319)	(657)

Balance at end of period	—	(5,681)

The estimated fair value of the Partnership’s contingent consideration liability was based in part upon the Partnership’s projection of incremental revenue secured during the period from September 1, 2011 to October 1, 2013, based primarily on the estimated number of new ship days, the daily rate for those new ship days, pursuant to new contracts, and the change in rate on existing ship days. On October 1, 2012, the Partnership repaid a portion of the liability, which at the repayment date was $5.9 million. On October 1, 2013, the Partnership repaid the remainder of the liability, which at the repayment date was $6.0 million.

Long-term debt – The fair values of the Partnership’s variable-rate long-term debt are either based on quoted market prices or estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Derivative instruments – The fair value of the Partnership’s derivative instruments is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows. The Partnership transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions. Given the current volatility in the credit markets, it is reasonably possible that the amount recorded as a derivative liability could vary by a material amount in the near term.

The Partnership categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis:

		December 31, 2014		December 31, 2013
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		$	$	$	$
Recurring:
Cash and cash equivalents and restricted cash	Level 1	298,898	298,898	219,126	219,126
Logitel contingent consideration (see above)	Level 3	(21,448)	(21,448)	—	—
Derivative instruments (note 12)
Interest rate swap agreements	Level 2	(216,488)	(216,488)	(141,143)	(141,143)
Cross currency swap agreement	Level 2	(120,503)	(120,503)	(25,433)	(25,433)
Foreign currency forward contracts	Level 2	(11,268)	(11,268)	(842)	(842)

Non-Recurring:
Vessels and equipment (note 19)	Level 2	—	—	17,250	17,250
Other:
Long-term debt - public (note 8)	Level 1	(855,255)	(825,628)	(487,097)	(496,609)
Long-term debt - non-public (note 8)	Level 2	(1,580,768)	(1,574,649)	(1,881,879)	(1,835,218)

b)	Financing receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $
Direct financing leases	Payment activity	Performing	22,458	27,567